Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers in or out from other levels	$ 0	$ 0